Deferred and current taxation	12 Months Ended
Mar. 31, 2020
Deferred and current taxation
Deferred and current taxation

15.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Current tax assets
Current tax assets	(44.5)	—	—
Total current tax assets	(44.5)	—	—

Current tax liabilities
Corporation tax provision	—	31.6	36.0
Total current tax liabilities	—	31.6	36.0

Deferred tax assets
Recognition of tax losses	(53.6)	(43.2)	—
Total deferred tax assets	(53.6)	(43.2)	—

Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	353.5	460.6	395.2
Total deferred tax liabilities	353.5	460.6	395.2

Total deferred tax liabilities (net)	299.9	417.4	395.2

Total tax liabilities (net)	255.4	449.0	431.2

	At March 31,
	2020	2019	2018
	€M	€M	€M
Reconciliation of current tax
At beginning of year	31.6	36.0	2.9
Corporation tax charge in year	44.4	96.5	152.0
Tax paid	(120.5)	(100.9)	(118.9)
At end of year	(44.5)	31.6	36.0

	At March 31,
	2020	2019	2018
	€M	€M	€M
Reconciliation of deferred tax
Balance at beginning of year	417.4	395.2	473.1
New temporary differences on property, plant and equipment, net operating losses, derivatives, pensions and other items	(117.5)	22.2	(77.9)
Liability at end of year	299.9	417.4	395.2

The credit in the year to March 31, 2020 consisted mainly of temporary differences of a net credit of €23m for property, plant and equipment, deferred tax losses, transitional adjustments and a credit of €95m for derivatives. The charge in the year to March 31, 2019 consisted of temporary differences of a credit of €69m (including IFRS 15 adjustment of €36m which was recognized directly in equity) for property, plant and equipment, deferred tax losses and a charge of €91m for derivatives. The charge in the year to March 31, 2018 consisted of temporary differences of a charge of €9m for property, plant and equipment and pension payments recognized in the income statement and a credit of €87m for derivatives recognized in other comprehensive income.

The components of the tax expense in the income statement were as follows:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Corporation tax charge in year	44.4	96.5	152.0
Deferred tax credit relating to origination and reversal of temporary differences	(22.8)	(33.4)	9.1
	21.6	63.1	161.1

The deferred tax movement per each type of temporary difference is detailed below:
Property, plant and equipment	(14.4)	2.7	6.6
IFRS 15 transition adjustment	7.1	7.1	—
Right of use assets & lease liabilities	(1.1)	—	—
Deferred tax asset on net operating losses	(10.4)	(43.2)	—
Pension payments	—	—	2.5
Share based payments	(4.0)	—	—
Deferred tax credit	(22.8)	(33.4)	9.1

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended		Year ended		Year ended
	March 31,		March 31,		March 31,
	2020		2019		2018
	%		%		%
Statutory rate of Irish corporation tax	12.5		12.5		12.5
Adjustments for earnings and losses taxed at other rates	(9.3)	*	(5.8)	*	(2.9)
Other differences	—		—		0.4
Total effective rate of taxation	3.2		6.7		10.0

* Includes the recognition of deferred tax assets in respect of property, plant & equipment and net operating losses incurred in other jurisdictions.

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Derivative financial instruments	(94.7)	91.2	(87.0)
Total tax charge in other comprehensive income	(94.7)	91.2	(87.0)

The majority of current and deferred tax recorded in each of fiscal years 2020, 2019 and 2018 relates to domestic tax charges and there is no expiry date associated with these temporary differences based on current tax legislation. In fiscal year 2020, the Irish corporation tax rate remained at 12.5%.

The principal components of deferred tax at each year-end were:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Arising on capital allowances and other temporary differences	352.9	375.7	444.7
Arising on derivatives	(52.4)	42.3	(48.9)
Arising on pension	(0.6)	(0.6)	(0.6)
Total	299.9	417.4	395.2

Deferred tax assets are recognized on the basis that sufficient future profits will be available against which they may be utilized.

The Company recognized all deferred tax assets and liabilities at March 31, 2020, 2019 and 2018, with the exception of certain deductible temporary differences where near term recovery is not probable and therefore have not been recognized in the Consolidated Balance Sheet, of approximately €132m (2019: €nil; 2018: €nil). These deductible temporary differences are not subject to expiry based on current tax legislation and are subject to annual review. No deferred tax has been provided for un-remitted earnings of overseas subsidiaries. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Company’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.

The Company had applied IFRIC 23 ‘Uncertainty over Income Tax Treatment’ for the first time for the year ended March 31, 2020. Adoption of IFRIC 23 did not have an impact on the consolidated financial statements as the Group's existing accounting policy for uncertain income tax treatments is consistent with the requirements of IFRIC 23.